Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance and other measures of Xometry. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to the “Compensation Discussion and Analysis” above. Our Chief Executive Officer is our principal executive officer, which we refer to as “PEO” in the tables below. The named executive officers are referred to as “NEOs” in the tables below.

			Average		Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2) ($)	Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(5)(6) ($)	Net Income (Loss)(7) (millions) ($)	Company Selected Measure – Revenue (millions) ($)
2025	4,869,599	13,789,523	3,077,327	6,625,506	68.05	54.55	(61.7)	686.6
2024	3,828,021	7,393,753	1,702,560	2,581,580	48.82	58.25	(50.4)	545.5
2023	1,384,063	1,746,043	1,771,298	2,948,632	41.09	54.55	(67.5)	463.4
2022	3,775,410	1,219,186	1,552,235	(85,068)	36.88	39.15	(79.0)	381.1
2021	3,303,032	15,921,535	1,148,135	10,854,507	58.65	78.43	(61.4)	218.3

(1)
Represents amounts of total compensation reported for Mr. Altschuler (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”
(2)
Represents the amount of “compensation actually paid” to Mr. Altschuler, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Altschuler during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Altschuler’s total compensation for each year to determine the compensation actually paid:

	Reported	Less	Plus
	Summary Compensation	Reported Value of	Equity Award	Compensation
	Table Total for PEO	Equity Awards(a)	Adjustments(b)	Actually Paid to PEO
Year	($)	($)	($)	($)
2025	4,869,599	3,745,106	12,665,030	13,789,523
2024	3,828,021	2,869,098	6,434,830	7,393,753
2023	1,384,063	646,288	1,008,267	1,746,043
2022	3,775,410	3,313,002	756,778	1,219,186
2021	3,303,032	2,778,161	15,396,664	15,921,535

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Refer to “Executive Compensation—Summary Compensation Table.”
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

		Change		Change in	Fair Value
		in Fair Value	Fair Value	Fair Value on	at the End
		from End of	as of	the Vesting	of the
		Prior Year to	Vesting	Date of Equity	Prior Year of
	Year End	End of	Date of	Awards	Equity Awards
	Fair Value	Covered Year	Equity	Granted in	that Failed
	of Equity	of Equity	Awards	Prior	to Meet	Total
	Awards	Awards	Granted	Years that	Vesting	Equity
	Granted in	Granted in	and Vested	Vested in	Conditions	Awards
	the Year	Prior Years	in the Year	the Year	in the Year	Adjustments
Year	($)	($)	($)	($)	($)	($)
2025	11,307,269	2,039,524	—	(681,763)	—	12,665,030
2024	7,124,561	319,076	—	(1,008,807)	—	6,434,830
2023	1,495,384	313,083	—	(800,200)	—	1,008,267
2022	3,240,998	(1,788,733)	—	(695,487)	—	756,778
2021	5,749,106	4,477,287	—	5,170,271	—	15,396,664

(3)
Represents the average of the amounts reported for our named executive officers as a group (excluding Mr. Altschuler, who is our Chief Executive Officer) in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation—Summary Compensation Table.” The names of each of the named executive officers (excluding Mr. Altschuler) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Messrs. Miln, Singh Sahni, Dutt and Raghavan; (ii) for 2024, Messrs. Rallo (our former Chief Financial Officer), Miln, Dutt, Goguen (our former Chief Operating Officer) and Leibel (our former Chief Technology Officer); (iii) for 2023, Messrs. Rallo, Goguen and Leibel and Ms. Mayerhofer (our former Chief Sales Officer); (iv) for 2022, Messrs. Rallo, Goguen, Leibel and Cronin (our former Chief Revenue Officer); and (v) for 2021, Messrs. Rallo and Goguen.
(4)
Represents the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Altschuler), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Altschuler) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Altschuler) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

	Average Reported
	Summary	Less	Plus
	Compensation	Average	Average Equity	Average Compensation
	Table Total for	Reported Value	Award	Actually Paid to Non-
	Non-PEO NEOs	of Equity Awards	Adjustment(a)	PEO NEOs
Year	($)	($)	($)	($)
2025	3,077,327	2,277,096	5,825,275	6,625,506
2024	1,702,560	1,097,968	1,976,988	2,581,580
2023	1,771,298	1,222,119	2,399,454	2,948,632
2022	1,552,235	1,163,000	(474,303)	(85,068)
2021	1,148,135	585,801	10,292,173	10,854,507

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Average
Change in
Fair Value
		from End of		Average
		Prior Year to	Average	Change in	Average Fair
		End of	Fair Value	Fair Value on	Value at the
		Covered	as of	the Vesting	End of the
		Year of	Vesting	Date	Prior Year of
		Outstanding	Date of	of Equity	Equity
	Average	and Unvested	Equity	Awards	Awards that	Total
	Year End Fair	Equity	Awards	Granted in	Failed to	Average
	Value of Equity	Awards	Granted	Prior Years	Meet Vesting	Equity
	Awards	Granted in	and Vested	that Vested	Conditions	Award
	Granted in the	Prior Years	in the Year	in the Year	in the Year	Adjustments
Year	($)	($)	($)	($)	($)	($)
2025	5,603,754	510,659	—	(289,138)	—	5,825,275
2024	2,747,150	(318,038)	—	(452,124)	—	1,976,988
2023	2,834,599	131,850	—	(566,996)	—	2,399,454
2022	1,137,723	(1,201,967)	—	(410,059)	—	(474,303)
2021	1,212,253	6,814,273	—	2,265,647	—	10,292,173

(5)
Cumulative total stockholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. Because our common stock commenced trading on the Nasdaq Global Select Market on June 30, 2021, we have used this date as the beginning of the measurement period.
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the 2025 Peer Group described above under “Executive Compensation—Compensation Discussion and Analysis—How We Determine Executive Compensation—2025 Peer Group,” excluding Alteryx, Inc., which was acquired in March 2024. Using the 2024 Peer Group, TSR would be $82.22 for 2021, $47.38 for 2022, $54.42 for 2023, $58.25 for 2024, and $55.63 for 2025.
(7)
The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The names of each of the named executive officers (excluding Mr. Altschuler) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Messrs. Miln, Singh Sahni, Dutt and Raghavan; (ii) for 2024, Messrs. Rallo (our former Chief Financial Officer), Miln, Dutt, Goguen (our former Chief Operating Officer) and Leibel (our former Chief Technology Officer); (iii) for 2023, Messrs. Rallo, Goguen and Leibel and Ms. Mayerhofer (our former Chief Sales Officer); (iv) for 2022, Messrs. Rallo, Goguen, Leibel and Cronin (our former Chief Revenue Officer); and (v) for 2021, Messrs. Rallo and Goguen.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the 2025 Peer Group described above under “Executive Compensation—Compensation Discussion and Analysis—How We Determine Executive Compensation—2025 Peer Group,” excluding Alteryx, Inc., which was acquired in March 2024. Using the 2024 Peer Group, TSR would be $82.22 for 2021, $47.38 for 2022, $54.42 for 2023, $58.25 for 2024, and $55.63 for 2025
PEO Total Compensation Amount	$ 4,869,599	$ 3,828,021	$ 1,384,063	$ 3,775,410	$ 3,303,032
PEO Actually Paid Compensation Amount	$ 13,789,523	7,393,753	1,746,043	1,219,186	15,921,535
Adjustment To PEO Compensation, Footnote
(2)
Represents the amount of “compensation actually paid” to Mr. Altschuler, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Altschuler during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Altschuler’s total compensation for each year to determine the compensation actually paid:

	Reported	Less	Plus
	Summary Compensation	Reported Value of	Equity Award	Compensation
	Table Total for PEO	Equity Awards(a)	Adjustments(b)	Actually Paid to PEO
Year	($)	($)	($)	($)
2025	4,869,599	3,745,106	12,665,030	13,789,523
2024	3,828,021	2,869,098	6,434,830	7,393,753
2023	1,384,063	646,288	1,008,267	1,746,043
2022	3,775,410	3,313,002	756,778	1,219,186
2021	3,303,032	2,778,161	15,396,664	15,921,535

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Refer to “Executive Compensation—Summary Compensation Table.”
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

		Change		Change in	Fair Value
		in Fair Value	Fair Value	Fair Value on	at the End
		from End of	as of	the Vesting	of the
		Prior Year to	Vesting	Date of Equity	Prior Year of
	Year End	End of	Date of	Awards	Equity Awards
	Fair Value	Covered Year	Equity	Granted in	that Failed
	of Equity	of Equity	Awards	Prior	to Meet	Total
	Awards	Awards	Granted	Years that	Vesting	Equity
	Granted in	Granted in	and Vested	Vested in	Conditions	Awards
	the Year	Prior Years	in the Year	the Year	in the Year	Adjustments
Year	($)	($)	($)	($)	($)	($)
2025	11,307,269	2,039,524	—	(681,763)	—	12,665,030
2024	7,124,561	319,076	—	(1,008,807)	—	6,434,830
2023	1,495,384	313,083	—	(800,200)	—	1,008,267
2022	3,240,998	(1,788,733)	—	(695,487)	—	756,778
2021	5,749,106	4,477,287	—	5,170,271	—	15,396,664

Non-PEO NEO Average Total Compensation Amount	$ 3,077,327	1,702,560	1,771,298	1,552,235	1,148,135
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,625,506	2,581,580	2,948,632	(85,068)	10,854,507
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Represents the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Altschuler), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Altschuler) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Altschuler) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

	Average Reported
	Summary	Less	Plus
	Compensation	Average	Average Equity	Average Compensation
	Table Total for	Reported Value	Award	Actually Paid to Non-
	Non-PEO NEOs	of Equity Awards	Adjustment(a)	PEO NEOs
Year	($)	($)	($)	($)
2025	3,077,327	2,277,096	5,825,275	6,625,506
2024	1,702,560	1,097,968	1,976,988	2,581,580
2023	1,771,298	1,222,119	2,399,454	2,948,632
2022	1,552,235	1,163,000	(474,303)	(85,068)
2021	1,148,135	585,801	10,292,173	10,854,507

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Average
Change in
Fair Value
		from End of		Average
		Prior Year to	Average	Change in	Average Fair
		End of	Fair Value	Fair Value on	Value at the
		Covered	as of	the Vesting	End of the
		Year of	Vesting	Date	Prior Year of
		Outstanding	Date of	of Equity	Equity
	Average	and Unvested	Equity	Awards	Awards that	Total
	Year End Fair	Equity	Awards	Granted in	Failed to	Average
	Value of Equity	Awards	Granted	Prior Years	Meet Vesting	Equity
	Awards	Granted in	and Vested	that Vested	Conditions	Award
	Granted in the	Prior Years	in the Year	in the Year	in the Year	Adjustments
Year	($)	($)	($)	($)	($)	($)
2025	5,603,754	510,659	—	(289,138)	—	5,825,275
2024	2,747,150	(318,038)	—	(452,124)	—	1,976,988
2023	2,834,599	131,850	—	(566,996)	—	2,399,454
2022	1,137,723	(1,201,967)	—	(410,059)	—	(474,303)
2021	1,212,253	6,814,273	—	2,265,647	—	10,292,173

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid, Cumulative TSR of Xometry and Cumulative TSR of the Peer Group

The chart below shows the relationship between the compensation actually paid to Mr. Altschuler and the average compensation actually paid to our other named executive officers (besides Mr. Altschuler), on the one hand, to Xometry’s cumulative TSR and the cumulative TSR of the companies in the peer group over the five years presented in the table, on the other.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The chart below shows the relationship between the compensation actually paid to Mr. Altschuler and the average compensation actually paid to our other named executive officers (besides Mr. Altschuler), on the one hand, to our net income over the five years presented in the table, on the other.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Revenue

The chart below shows the relationship between the compensation actually paid to Mr. Altschuler and the average compensation actually paid to our other named executive officers (besides Mr. Altschuler), on the one hand, to our revenue over the five years presented in the table, on the other.

Tabular List, Table

Tabular List of Most Important Performance Measures

The following presents the performance measures that we consider to be the most important in linking compensation actually paid to our named executive officers for 2025 to our performance:

Performance Measure
Revenue (GAAP)
Adjusted EBITDA
Gross Margin

Total Shareholder Return Amount	$ 68.05	48.82	41.09	36.88	58.65
Peer Group Total Shareholder Return Amount	54.55	58.25	54.55	39.15	78.43
Net Income (Loss)	$ (61,700,000)	$ (50,400,000)	$ (67,500,000)	$ (79,000,000)	$ (61,400,000)
Company Selected Measure Amount	686,600,000	545,500,000	463,400,000	381,100,000	218,300,000
PEO Name	Mr. Altschuler	Mr. Altschuler	Mr. Altschuler	Mr. Altschuler	Mr. Altschuler
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue (GAAP)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,745,106)	$ (2,869,098)	$ (646,288)	$ (3,313,002)	$ (2,778,161)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,665,030	6,434,830	1,008,267	756,778	15,396,664
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,307,269	7,124,561	1,495,384	3,240,998	5,749,106
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,039,524	319,076	313,083	(1,788,733)	4,477,287
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(681,763)	(1,008,807)	(800,200)	(695,487)	5,170,271
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,277,096)	(1,097,968)	(1,222,119)	(1,163,000)	(585,801)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,825,275	1,976,988	2,399,454	(474,303)	10,292,173
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,603,754	2,747,150	2,834,599	1,137,723	1,212,253
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	510,659	(318,038)	131,850	(1,201,967)	6,814,273
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(289,138)	(452,124)	(566,996)	(410,059)	2,265,647
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0